Business combination	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business combination
Note 3. Business combination
July 29, 2021, Acquisition of Legacy Cyxtera
On July 29, 2021, Legacy Cyxtera consummated the Business Combination with SVAC, with Legacy Cyxtera deemed the accounting acquirer. The Business Combination was accounted for as a reverse recapitalization with no goodwill or other intangible assets recorded, in accordance with US GAAP. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Cyxtera issuing stock for net assets of SVAC, accompanied by a recapitalization. As stated in Note 1, in connection with the closing of the Business Combination, SVAC was renamed Cyxtera Technologies, Inc.

Of the 40,423,453 shares of SVAC’s Class A common stock issued in its IPO (“Public Shares”) in September 2020, holders of 26,176,891 shares of SVAC’s Class A common stock properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from SVAC’s IPO, calculated as of two business days prior to the consummation of the Business Combination, which was approximately $10.00 per share or $261.8 million in the aggregate. As a result, 14,246,562 shares of Class A common stock remained outstanding, leaving
 $142.5 million in the trust account.
As a result of the Business Combination, 106,100,000 shares of Class A common stock were issued to SIS, the sole stockholder of Cyxtera prior to the Business Combination, and 25,000,000 shares of Class A common stock were issued to certain qualified institutional buyers and accredited investors, at a price of $10.00 per share, for aggregate consideration of $250.0 million, for the purpose of raising additional capital for use by the combined company following the closing of the Business Combination and satisfying one of the conditions to the closing (the “PIPE Investment”). Additionally, as a result of the Business Combination, 10,526,315 shares of Class A common stock were issued to the “Forward Purchasers” for $100 million and 10,105,863 shares of SVAC Class B common stock held by the Sponsor, automatically converted to 10,105,863 shares of Class A common stock.

In connection
with SVAC’s IPO, the Forward Purchasers and SVAC entered into an Optional Share Purchase Agreement, dated September 9, 2020 (the “Optional Share Purchase Agreement”), pursuant to which the Forward Purchasers were granted the option, exercisable anytime or from time to time during the six-month period following the day that is the first business day following the closing of the Company’s initial business combination, to purchase common equity of the surviving entity in the initial business combination (the “Optional Shares”) at a price per Optional Share of $10.00, subject to adjustments. In connection with the Merger Agreement, Legacy Cyxtera and the Forward Purchasers entered into a letter agreement pursuant to which the Forward Purchasers agreed not to purchase Optional Shares for an aggregate amount exceeding
$
75.0
 million. On July
29
,
2021
, immediately prior to the consummation of the Transactions, Legacy Cyxtera entered into a second letter agreement (the “Optional Purchase Letter Agreement”) with the Forward Purchasers pursuant to which the parties agreed to amend the Optional Share Purchase Agreement to limit the number of Optional Shares available for purchase by the Forward Purchasers in the six-month
period following the Transactions from $
75.0
 million to $
37.5
 million. Additionally, pursuant to an assignment agreement entered into concurrently with the Optional Purchase Letter Agreement (the “Assignment Agreement”), the Forward Purchasers agreed to assign an option to purchase $
37.5
 million of Optional Shares under the Optional Share Purchase Agreement to SIS. As a result of the Optional Purchase Letter Agreement and the Assignment Agreement, each of SIS and the Forward Purchasers had an option to purchase, at a price of $
10.00
per share, up to
3.75
 million shares of Class A common stock (for a combined maximum amount of $
75.0
 million or
7.5
 million shares) during the
six-month
period following the day that is the first business day following the closing date of the Transactions. The exercise price of $
10.00
per share is subject to adjustment in proportion to any stock dividends, stock splits, reverse stock splits or similar transactions. If the optional share purchase holder exercises the option, then the Company would be obligated to issue shares of Class A common stock in exchange for cash (the option would be settled on a gross basis). The accounting guidance in ASC Subtopic
815-40,
Derivatives and Hedging: Contracts in Entity’s Own Equity (“ASC Subtopic
815-40”),
states that contracts should be classified as equity instruments (and not as an asset or liability) if they are both
(1)
 indexed to the issuer’s own stock and
(2)
 classified in stockholders’ equity in the issuer’s statement of financial position. The optional share purchase options are indexed to the Company’s Class A common stock because the options are considered a fixed-for-fixed
option on equity shares, pursuant to which the option holder will receive a fixed number of Class A common stock for a fixed conversion price of $
10.00
per share. The Optional Share Purchase Agreement contains no contingent exercise or settlement provisions, which would preclude equity classification. In January 2022, the Optional Shares were exercised by the holders at an exercise price of
$
10.00
per share, which resulted in the Company receiving
 $
75.0

million of proceeds and the issuance of 7.5 million shares. See Note 22—Subsequent Events for additional information.

After giving effect to the Transactions, the redemption of the Public Shares as described above, the issuance of shares as part of the forward purchase and the consummation of the PIPE Investment, there were 165,978,740 shares of Class A common stock issued and outstanding, immediately following the completion of the Business Combination. The Class A common stock and Public Warrants commenced trading on the Nasdaq on July 30, 2021. As noted above, an aggregate of
$261.8 million was paid from SVAC’s trust account to holders that properly exercised their right to have Public Shares redeemed, and the remaining balance immediately prior to the closing remained in the trust account. After taking into account the funds of $142.5 million in the trust account and $1.4 million from SVAC’s cash operating accounts after redemptions, the $250.0 million in gross proceeds from the PIPE Investment and the $100.0 million in gross proceeds from forward purchase, the Company received approximately $493.9 million in total cash from the Business Combination, before direct and incremental transaction costs of approximately $59.4 million and debt repayment of $433.0 million, plus accrued interest. The $433.0 million debt repayment includes the full repayment of Legacy Cyxtera’s 2017 Second Lien Term Facility of $310.0 million and pay down of Legacy Cyxtera’s Revolving Facility and 2021 Revolving Facility (each as defined in Note 12) of $123.0 million, plus accrued interest.
Prior to the Business Combination, Legacy Cyxtera and SVAC filed separate federal, state and local income tax returns. As a result of the Business Combination, which qualified as a reverse recapitalization, SVAC (now known as Cyxtera Technologies, Inc.) became the legal parent of the consolidated filing group, with Legacy Cyxtera (now known as Cyxtera Technologies, LLC) as a subsidiary.
The following table reconciles the elements of the Business Combination to the consolidated
statement of cash flows and the consolidated statement of changes in shareholders’ equity for the year ended December 31, 2021:

Recapitalization ( in millions)
SVAC’s trust and cash, net of redemption	$143.9
Cash-PIPE Investment	250.0
Cash-Forward Purchase	100.0
Less: transaction cost and advisory fees, net of tax benefit	(59.4)

Net proceeds from reverse recapitalization	434.5
Plus: non-cash net liabilities assumed (1)	(41.8)
Less: accrued transaction costs and advisory fees	(0.4)

Net contributions from reverse recapitalization	$392.3

(1)	Represents $41.8 million of non-cash Public and Private Warrant liabilities assumed.